Risks Arising from Financial Instruments - Summary of Foreign Exchange Risk on Operating Activities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Euro to Canadian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	$ (6)	$ (9)
Total hedges	6	9
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(112)	(106)
Total hedges	111	102
Open position	(1)	(4)
Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(124)	(203)
Total hedges	112	130
Open position	(12)	(73)
Euro to South African Rand [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(79)	(95)
Total hedges	75	65
Open position	(4)	(30)
Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(39)	(40)
Total hedges	36	38
Open position	(3)	(2)
Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(123)	(354)
Total hedges	100	284
Open position	(23)	(70)
Mexican peso to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(254)	(249)
Total hedges	231	146
Open position	(23)	(103)
Pound Sterling to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(14)	(35)
Total hedges	22	36
Open position	8	1
US dollar to Argentinian peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(661)	(602)
Total hedges	674	543
Open position	13	(59)
US Dollar to Bolivian Boliviano [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(80)	(64)
Total hedges	75	56
Open position	(5)	(8)
US Dollar to Brazilian Real [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,846)	(1,573)
Total hedges	1,618	1,577
Open position	(228)	4
US Dollar to Canadian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(304)	(302)
Total hedges	253	194
Open position	(51)	(108)
US Dollar to Chilean Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(171)	(151)
Total hedges	162	129
Open position	(9)	(22)
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(123)	(171)
Total hedges	116	201
Open position	(7)	30
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(476)	(359)
Total hedges	434	352
Open position	(42)	(7)
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(103)	(98)
Total hedges	96	96
Open position	(7)	(2)
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,236)	(1,032)
Total hedges	1,168	995
Open position	(68)	(37)
US Dollar to Paraguayan Guarani [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(153)	(132)
Total hedges	139	125
Open position	(14)	(7)
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(292)	(225)
Total hedges	278	168
Open position	(14)	(57)
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(196)	(130)
Total hedges	148	116
Open position	(48)	(14)
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(114)	(71)
Total hedges	79	70
Open position	(35)	(1)
US Dollar to Uruguayan Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(42)	(40)
Total hedges	42	39
Open position		(1)
Other currency [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(323)	(260)
Total hedges	207	131
Open position	$ (116)	$ (129)